SUMMARY OF ACCOUNTING POLICIES - Schedule of Disclosure of Principal Subsidiaries, their Jurisdiction, and the Company's Percentage Ownership Share (Details)	12 Months Ended
Dec. 31, 2023
Lion Holding USA Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	100.00%
The Lion Electric Co USA Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	100.00%
Lion Electric Manufacturing USA Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	100.00%